Benefit Plans - Obligations and funded status narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of net periodic cost
Maximum annual medical cost inflation after retirement for Company's share of retiree medical benefits cost for non Medicare-eligible retirees (as a percent)	5.00%
Pension benefits
Components of net periodic cost
Amortization of prior service cost (credit), next fiscal year	$ (56)
Percentage of underfunded status relating to the primary employee plans	78.00%
Accumulated benefit obligation (ABO)	$ 6,150	$ 6,740
Company's Pension Plans with an ABO in excess of plan assets
Company's pension plans with ABO in excess of plan assets, aggregate projected benefit obligation	5,990	6,420
Company's pension plans with ABO in excess of plan assets, aggregate accumulated benefit obligation	5,930	6,360
Company's pension plans with ABO in excess of plan assets, aggregate fair value of plan assets	5,070	5,890
Defined benefit plans' accrued benefit costs related to certain unfunded and non-qualified plans	135	$ 140
Postretirement benefits
Components of net periodic cost
Amortization of prior service cost (credit), next fiscal year	$ (3)
Defined benefit plan, assumed health care cost trend rates
Weighted average health care cost trend rate	5.90%
Ultimate health care cost trend rate in 2038 and thereafter	4.50%